RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits	$ 10	$ 10
Share-based compensation and other	10	13
Total compensation of key management	$ 20	$ 23